PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya VACS Index Series MC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .7%
Communication Services : 3 .2%
8,521
(1)
AMC Entertainment
Holdings, Inc. - Class A
$ 31,698
0.0
192
Cable One, Inc.
81,241
0.0
9,372
Electronic Arts, Inc.
1,243,383
0 .3
8,515
Fox Corp. - Class A
266,264
0 .1
4,637
Fox Corp. - Class B
132,711
0.0
8,451
(1)
Frontier
Communications
Parent, Inc.
207,049
0 .1
2,558
(1)
IAC, Inc.
136,444
0.0
13,346  Interpublic Group of
Cos., Inc.
435,480
0 .1
4,235  Iridium
Communications, Inc.
110,788
0.0
569
(1)
Liberty Broadband
Corp. - Class A
32,501
0.0
4,021
(1)
Liberty Broadband
Corp. - Class C
230,122
0 .1
821
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
48,226
0.0
6,713
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
440,373
0 .1
668
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
28,290
0.0
1,612
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
70,638
0.0
5,301
(1)
Liberty Media Corp.-
Liberty SiriusXM,
Tracking Stock
157,493
0.0
2,563
(1)
Liberty Media Corp.-
Liberty SiriusXM
- Class A, Tracking
Stock
76,121
0.0
5,417
(1)
Live Nation
Entertainment, Inc.
572,956
0 .1
642
(1)
Madison Square
Garden Sports Corp.
118,462
0.0
9,390
(1)
Match Group, Inc.
340,669
0 .1
5,575  New York Times Co.
- Class A
240,951
0 .1
13,178
News Corp. - Class A
345,000
0 .1
4,019
News Corp. - Class B
108,754
0.0
1,117  Nexstar Media Group,
Inc.
192,448
0 .1
6,831
Omnicom Group, Inc.
660,968
0 .2
309
(2)
Paramount Global
- Class A
6,745
0.0
19,916  Paramount Global
- Class B
234,411
0 .1
20,263
(1)
Pinterest, Inc. - Class A
702,518
0 .2
795
Playtika Holding Corp.
5,605
0.0
16,272
(1)
ROBLOX Corp. - Class
A
621,265
0 .2
4,325
(1)
Roku, Inc.
281,860
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
22,240
(2)
Sirius XM Holdings,
Inc.
$ 86,291
0.0
4,854
(1)
Spotify Technology SA
1,280,971
0 .3
5,710
(1)
Take-Two Interactive
Software, Inc.
847,878
0 .2
2,139  TKO Group Holdings,
Inc.
184,831
0 .1
15,260
(1)
Trade Desk, Inc.
- Class A
1,334,029
0 .3
3,712
(1)
TripAdvisor, Inc.
103,156
0.0
76,296
(1)
Warner Bros
Discovery, Inc.
666,064
0 .2
10,391
(1)
ZoomInfo
Technologies, Inc.
166,568
0.0
12,831,222
3 .2
Consumer Discretionary : 10 .8%
8,852
ADT, Inc.
59,485
0.0
2,050  Advance Auto Parts,
Inc.
174,434
0.0
9,372
(1)
Aptiv PLC
746,480
0 .2
9,004
Aramark
292,810
0 .1
981
(1)
AutoNation, Inc.
162,434
0.0
7,826  Bath & Body Works,
Inc.
391,457
0 .1
6,663
Best Buy Co., Inc.
546,566
0 .1
874
(1)(2)
Birkenstock Holding
PLC
41,297
0.0
8,053
BorgWarner, Inc.
279,761
0 .1
2,490
Boyd Gaming Corp.
167,627
0.0
1,982
(1)
Bright Horizons Family
Solutions, Inc.
224,680
0 .1
2,399
Brunswick Corp.
231,551
0 .1
2,237
(1)
Burlington Stores, Inc.
519,409
0 .1
7,119
(1)
Caesars
Entertainment, Inc.
311,385
0 .1
3,903
(1)
Capri Holdings Ltd.
176,806
0.0
5,468
(1)
CarMax, Inc.
476,317
0 .1
34,409
(1)
Carnival Corp.
562,243
0 .1
1,241
Carter's, Inc.
105,088
0.0
1,662
(1)
Cava Group, Inc.
116,423
0.0
1,031  Choice Hotels
International, Inc.
130,267
0.0
2,455
Churchill Downs, Inc.
303,806
0 .1
1,219  Columbia Sportswear
Co.
98,958
0.0
37,935
(1)
Coupang, Inc.
674,864
0 .2
2,056
(1)
Crocs, Inc.
295,653
0 .1
10,483
D.R. Horton, Inc.
1,724,978
0 .4
4,127  Darden Restaurants,
Inc.
689,828
0 .2
886
(1)
Deckers Outdoor Corp.
833,956
0 .2
1,950  Dick's Sporting Goods,
Inc.
438,477
0 .1
7,112
(1)
Dollar Tree, Inc.
946,963
0 .2
1,209
Domino's Pizza, Inc.
600,728
0 .2
10,736
(1)
DoorDash, Inc. - Class
A
1,478,562
0 .4
14,472
(1)
DraftKings, Inc. - Class
A
657,174
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
17,969
eBay, Inc.
$ 948,404
0 .2
4,124
(1)
Etsy, Inc.
283,401
0 .1
4,604
(1)
Expedia Group, Inc.
634,201
0 .2
1,896
(1)
Five Below, Inc.
343,896
0 .1
3,602
(1)
Floor & Decor
Holdings, Inc. - Class A
466,891
0 .1
9,246
(1)
GameStop Corp.
- Class A
115,760
0.0
6,709
Gap, Inc.
184,833
0.0
5,320
Garmin Ltd.
791,988
0 .2
8,090
Gentex Corp.
292,211
0 .1
4,856
Genuine Parts Co.
752,340
0 .2
1,027
(1)
Grand Canyon
Education, Inc.
139,888
0.0
5,034
H&R Block, Inc.
247,220
0 .1
4,442
Harley-Davidson, Inc.
194,293
0 .1
4,511
Hasbro, Inc.
254,962
0 .1
8,628  Hilton Worldwide
Holdings, Inc.
1,840,439
0 .5
1,521  Hyatt Hotels Corp.
- Class A
242,782
0 .1
3,815
Kohl's Corp.
111,207
0.0
2,001
Lear Corp.
289,905
0 .1
4,573
Leggett & Platt, Inc.
87,573
0.0
8,388
Lennar Corp. - Class A
1,442,568
0 .4
455
Lennar Corp. - Class B
70,152
0.0
935
Lithia Motors, Inc.
281,304
0 .1
9,222
LKQ Corp.
492,547
0 .1
25,719
(1)(2)
Lucid Group, Inc.
73,299
0.0
9,340
Macy's, Inc.
186,707
0 .1
1,241  Marriott Vacations
Worldwide Corp.
133,693
0.0
12,152
(1)
Mattel, Inc.
240,731
0 .1
9,511
(1)
MGM Resorts
International
449,014
0 .1
2,584
(1)(2)
Mister Car Wash, Inc.
20,026
0.0
1,826
(1)
Mohawk Industries,
Inc.
239,005
0 .1
672
Murphy USA, Inc.
281,702
0 .1
13,131
Newell Brands, Inc.
105,442
0.0
3,939
Nordstrom, Inc.
79,844
0.0
14,593
(1)
Norwegian Cruise Line
Holdings Ltd.
305,431
0 .1
101
(1)
NVR, Inc.
818,096
0 .2
2,127
(1)
Ollie's Bargain Outlet
Holdings, Inc.
169,245
0.0
11,594
(1)
Peloton Interactive,
Inc. - Class A
49,680
0.0
5,166
(1)
Penn Entertainment,
Inc.
94,073
0.0
675  Penske Automotive
Group, Inc.
109,343
0.0
2,766
(1)
Petco Health &
Wellness Co., Inc.
6,306
0.0
1,611
Phinia, Inc.
61,911
0.0
2,942
(1)
Planet Fitness, Inc.
- Class A
184,257
0.0
1,861
Polaris, Inc.
186,323
0.0
1,315
Pool Corp.
530,602
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
7,417
PulteGroup, Inc.
$ 894,639
0 .2
2,075
PVH Corp.
291,766
0 .1
11,680
(1)(2)
QuantumScape Corp.
73,467
0.0
1,379
Ralph Lauren Corp.
258,921
0 .1
537
(1)
RH
187,016
0 .1
23,405
(1)(2)
Rivian Automotive, Inc.
- Class A
256,285
0 .1
11,447
Ross Stores, Inc.
1,679,962
0 .4
8,104
(1)
Royal Caribbean
Cruises Ltd.
1,126,537
0 .3
4,968  Service Corp.
International
368,675
0 .1
4,598
(1)
Skechers USA, Inc.
- Class A
281,673
0 .1
7,928
Tapestry, Inc.
376,421
0 .1
5,774  Tempur Sealy
International, Inc.
328,079
0 .1
2,314
Texas Roadhouse, Inc.
357,444
0 .1
1,768
Thor Industries, Inc.
207,457
0 .1
3,593
Toll Brothers, Inc.
464,826
0 .1
1,096
(1)
TopBuild Corp.
483,040
0 .1
3,742
Tractor Supply Co.
979,356
0 .2
2,432
Travel + Leisure Co.
119,071
0.0
1,679
(1)
Ulta Beauty, Inc.
877,916
0 .2
6,507
(1)
Under Armour, Inc.
- Class A
48,022
0.0
6,978
(1)
Under Armour, Inc.
- Class C
49,823
0.0
1,305
Vail Resorts, Inc.
290,793
0 .1
12,068
VF Corp.
185,123
0.0
2,666
(1)
Victoria's Secret & Co.
51,667
0.0
2,910
(1)
Wayfair, Inc. - Class A
197,531
0 .1
5,895
Wendy's Co.
111,062
0.0
1,847
Whirlpool Corp.
220,957
0 .1
2,206
Williams-Sonoma, Inc.
700,471
0 .2
1,017
Wingstop, Inc.
372,629
0 .1
2,805  Wyndham Hotels &
Resorts, Inc.
215,284
0 .1
3,595
Wynn Resorts Ltd.
367,517
0 .1
2,990
(1)
YETI Holdings, Inc.
115,265
0.0
9,709
Yum! Brands, Inc.
1,346,153
0 .3
43,178,810
10 .8
Consumer Staples : 3 .1%
14,417  Albertsons Cos., Inc.
- Class A
309,101
0 .1
4,604
(1)
BJ's Wholesale Club
Holdings, Inc.
348,293
0 .1
324
(1)
Boston Beer Co., Inc.
- Class A
98,632
0.0
1,689  Brown-Forman Corp.
- Class A
89,433
0.0
6,349  Brown-Forman Corp.
- Class B
327,735
0 .1
5,009
Bunge Global SA
513,523
0 .1
6,604
Campbell Soup Co.
293,548
0 .1
1,289  Casey's General
Stores, Inc.
410,482
0 .1
4,972
(1)
Celsius Holdings, Inc.
412,278
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
8,458  Church & Dwight Co.,
Inc.
$ 882,254
0 .2
4,282
Clorox Co.
655,617
0 .2
16,469
Conagra Brands, Inc.
488,141
0 .1
13,001
(1)
Coty, Inc. - Class A
155,492
0.0
5,471
(1)
Darling Ingredients,
Inc.
254,456
0 .1
6,487
Flowers Foods, Inc.
154,066
0.0
1,495
(1)
Freshpet, Inc.
173,211
0 .1
3,276
(1)
Grocery Outlet Holding
Corp.
94,283
0.0
10,020
Hormel Foods Corp.
349,598
0 .1
2,277
Ingredion, Inc.
266,067
0 .1
3,555
JM Smucker Co.
447,468
0 .1
8,996
Kellogg Co.
515,381
0 .1
22,596
Kroger Co.
1,290,910
0 .3
5,032  Lamb Weston
Holdings, Inc.
536,059
0 .1
723
(1)
Maplebear, Inc.
26,961
0.0
8,701
McCormick & Co., Inc.
668,324
0 .2
6,051  Molson Coors
Beverage Co. - Class
B
406,930
0 .1
4,396
(1)
Olaplex Holdings, Inc.
8,440
0.0
5,303
(1)
Performance Food
Group Co.
395,816
0 .1
1,417
(1)
Pilgrim's Pride Corp.
48,631
0.0
1,774
(1)
Post Holdings, Inc.
188,541
0 .1
1,875  Reynolds Consumer
Products, Inc.
53,550
0.0
8
Seaboard Corp.
25,791
0.0
1,045  Spectrum Brands
Holdings, Inc.
93,015
0.0
9,619  Tyson Foods, Inc.
- Class A
564,924
0 .2
7,843
(1)
US Foods Holding
Corp.
423,287
0 .1
24,805  Walgreens Boots
Alliance, Inc.
538,020
0 .1
2,243
WK Kellogg Co.
42,168
0.0
12,550,426
3 .1
Energy : 4 .9%
11,703  Antero Midstream
Corp.
164,544
0.0
9,762
(1)
Antero Resources
Corp.
283,098
0 .1
12,600
APA Corp.
433,188
0 .1
34,583
Baker Hughes Co.
1,158,531
0 .3
8,298
Cheniere Energy, Inc.
1,338,301
0 .3
4,325
(2)
Chesapeake Energy
Corp.
384,190
0 .1
25,846
Coterra Energy, Inc.
720,586
0 .2
22,195
Devon Energy Corp.
1,113,745
0 .3
6,177  Diamondback Energy,
Inc.
1,224,096
0 .3
3,349
DT Midstream, Inc.
204,624
0.0
12,480
EQT Corp.
462,634
0 .1
31,110
Halliburton Co.
1,226,356
0 .3
9,624
Hess Corp.
1,469,007
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,534
HF Sinclair Corp.
$ 334,088
0 .1
20,217
Marathon Oil Corp.
572,950
0 .1
2,236  New Fortress Energy,
Inc.
68,399
0.0
13,542
NOV, Inc.
264,340
0 .1
20,147
ONEOK, Inc.
1,615,185
0 .4
8,885
Ovintiv, Inc.
461,132
0 .1
15,234
Phillips 66
2,488,322
0 .6
8,081  Range Resources
Corp.
278,229
0 .1
37,869
(1)
Southwestern Energy
Co.
287,047
0 .1
7,653
Targa Resources Corp.
857,059
0 .2
14,983
TechnipFMC PLC
376,223
0 .1
642  Texas Pacific Land
Corp.
371,403
0 .1
42,177
Williams Cos., Inc.
1,643,638
0 .4
19,800,915
4 .9
Financials : 15 .7%
1,155  Affiliated Managers
Group, Inc.
193,428
0.0
7,775
(1)
Affirm Holdings, Inc.
289,697
0 .1
20,102
Aflac, Inc.
1,725,958
0 .4
23,960  AGNC Investment
Corp.
237,204
0 .1
9,083
Allstate Corp.
1,571,450
0 .4
9,365
Ally Financial, Inc.
380,125
0 .1
2,477  American Financial
Group, Inc.
338,061
0 .1
3,469  Ameriprise Financial,
Inc.
1,520,948
0 .4
17,303  Annaly Capital
Management, Inc.
340,696
0 .1
18,067  Apollo Global
Management, Inc.
2,031,634
0 .5
12,384
(1)
Arch Capital Group
Ltd.
1,144,777
0 .3
5,786  Ares Management
Corp. - Class A
769,422
0 .2
7,422  Arthur J Gallagher &
Co.
1,855,797
0 .5
1,830
Assurant, Inc.
344,479
0 .1
1,939
Assured Guaranty Ltd.
169,178
0.0
2,683  Axis Capital Holdings
Ltd.
174,449
0.0
26,332  Bank of New York
Mellon Corp.
1,517,250
0 .4
3,678
Bank OZK
167,202
0.0
19,099
(1)
Block, Inc.
1,615,393
0 .4
15,730
Blue Owl Capital, Inc.
296,668
0 .1
978
BOK Financial Corp.
89,976
0.0
2,239
(1)
Brighthouse Financial,
Inc.
115,398
0.0
8,208
Brown & Brown, Inc.
718,528
0 .2
7,301
Carlyle Group, Inc.
342,490
0 .1
3,641  Cboe Global Markets,
Inc.
668,961
0 .2
5,315  Cincinnati Financial
Corp.
659,964
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
16,103  Citizens Financial
Group, Inc.
$ 584,378
0 .1
898
CNA Financial Corp.
40,787
0.0
5,931
(1)
Coinbase Global, Inc.
- Class A
1,572,427
0 .4
7,177  Columbia Banking
System, Inc.
138,875
0.0
4,542
Comerica, Inc.
249,765
0 .1
4,142  Commerce
Bancshares, Inc.
220,354
0 .1
7,898  Corebridge Financial,
Inc.
226,910
0 .1
2,434
(1)
Corpay, Inc.
750,986
0 .2
216
(1)
Credit Acceptance
Corp.
119,135
0.0
2,043  Cullen/Frost Bankers,
Inc.
229,981
0 .1
8,638  Discover Financial
Services
1,132,355
0 .3
4,860  East West Bancorp,
Inc.
384,475
0 .1
11,664  Equitable Holdings,
Inc.
443,349
0 .1
1,214  Evercore, Inc. - Class
A
233,804
0 .1
1,483
Everest Re Group Ltd.
589,493
0 .1
12,341
F.N.B. Corp.
174,008
0.0
1,329  FactSet Research
Systems, Inc.
603,884
0 .1
8,980  Fidelity National
Financial, Inc.
476,838
0 .1
20,501  Fidelity National
Information Services,
Inc.
1,520,764
0 .4
23,502
Fifth Third Bancorp
874,509
0 .2
3,459  First American
Financial Corp.
211,172
0.0
376  First Citizens
BancShares, Inc.
- Class A
614,760
0 .2
4,390
First Hawaiian, Inc.
96,404
0.0
19,190
First Horizon Corp.
295,526
0 .1
10,368  Franklin Resources,
Inc.
291,444
0 .1
8,929
Global Payments, Inc.
1,193,450
0 .3
2,995
Globe Life, Inc.
348,528
0 .1
1,225  Hanover Insurance
Group, Inc.
166,808
0.0
10,223  Hartford Financial
Services Group, Inc.
1,053,480
0 .3
1,746
Houlihan Lokey, Inc.
223,820
0 .1
49,797  Huntington
Bancshares, Inc.
694,668
0 .2
3,587  Interactive Brokers
Group, Inc. - Class A
400,704
0 .1
12,537
Invesco Ltd.
207,989
0.0
4,621  Janus Henderson
Group PLC
151,985
0.0
6,254  Jefferies Financial
Group, Inc.
275,801
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,078
Kemper Corp.
$ 128,670
0.0
32,251
KeyCorp
509,888
0 .1
755  Kinsale Capital Group,
Inc.
396,179
0 .1
22,976
KKR & Co., Inc.
2,310,926
0 .6
3,778
Lazard, Inc.
158,185
0.0
5,833
Lincoln National Corp.
186,248
0.0
6,336
Loews Corp.
496,045
0 .1
2,609  LPL Financial
Holdings, Inc.
689,298
0 .2
5,727
M&T Bank Corp.
832,935
0 .2
455
(1)
Markel Corp.
692,273
0 .2
1,279  MarketAxess Holdings,
Inc.
280,421
0 .1
9,508  MGIC Investment
Corp.
212,599
0 .1
890
Morningstar, Inc.
274,449
0 .1
2,659
MSCI, Inc.
1,490,237
0 .4
12,759
Nasdaq, Inc.
805,093
0 .2
24,583  New York Community
Bancorp, Inc.
79,157
0.0
7,003
Northern Trust Corp.
622,707
0 .2
80,939
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
965,602
0 .2
9,018  Old Republic
International Corp.
277,033
0 .1
3,872  OneMain Holdings,
Inc.
197,820
0.0
2,597  Pinnacle Financial
Partners, Inc.
223,030
0 .1
2,429
Popular, Inc.
213,971
0 .1
1,205
Primerica, Inc.
304,817
0 .1
8,213  Principal Financial
Group, Inc.
708,864
0 .2
3,006  Prosperity Bancshares,
Inc.
197,735
0.0
12,573  Prudential Financial,
Inc.
1,476,070
0 .4
6,551  Raymond James
Financial, Inc.
841,279
0 .2
31,994  Regions Financial
Corp.
673,154
0 .2
2,301  Reinsurance Group of
America, Inc.
443,817
0 .1
1,789  RenaissanceRe
Holdings Ltd.
420,469
0 .1
16,630
Rithm Capital Corp.
185,591
0.0
1,388
RLI Corp.
206,076
0.0
21,896
(1)
Robinhood Markets,
Inc. - Class A
440,766
0 .1
4,070
(1)
Rocket Cos., Inc.
- Class A
59,219
0.0
3,334  Ryan Specialty
Holdings, Inc.
185,037
0.0
3,468
SEI Investments Co.
249,349
0 .1
1,851
(1)(2)
Shift4 Payments, Inc.
- Class A
122,296
0.0
7,763
SLM Corp.
169,156
0.0
32,900
(1)
SoFi Technologies, Inc.
240,170
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,172  Starwood Property
Trust, Inc.
$ 206,797
0.0
10,439
State Street Corp.
807,143
0 .2
3,426
Stifel Financial Corp.
267,810
0 .1
14,024
Synchrony Financial
604,715
0 .1
4,991  Synovus Financial
Corp.
199,939
0.0
7,637  T. Rowe Price Group,
Inc.
931,103
0 .2
1,705
TFS Financial Corp.
21,415
0.0
12,692
(1)
Toast, Inc. - Class A
316,285
0 .1
2,473
TPG, Inc.
110,543
0.0
3,972  Tradeweb Markets,
Inc. - Class A
413,763
0 .1
6,657
Unum Group
357,215
0 .1
3,204
(2)
UWM Holdings Corp.
23,261
0.0
3,084  Virtu Financial, Inc.
- Class A
63,284
0.0
3,382
(3)
Voya Financial, Inc.
249,997
0 .1
6,921
W.R. Berkley Corp.
612,093
0 .1
5,903  Webster Financial
Corp.
299,695
0 .1
3,732  Western Alliance
Bancorp
239,557
0 .1
1,480
(1)
WEX, Inc.
351,544
0 .1
86  White Mountains
Insurance Group Ltd.
154,310
0.0
3,581  Willis Towers Watson
PLC
984,775
0 .2
2,100  Wintrust Financial
Corp.
219,219
0 .1
11,152
XP, Inc. - Class A
286,160
0 .1
5,022
Zions Bancorp NA
217,955
0 .1
62,977,958
15 .7
Health Care : 9 .8%
3,169
(1)
10X Genomics, Inc.
- Class A
118,933
0.0
3,096
(1)
Acadia Healthcare Co.,
Inc.
245,265
0 .1
10,119  Agilent Technologies,
Inc.
1,472,416
0 .4
10,030
(1)
agilon health, Inc.
61,183
0.0
2,643
(1)
Align Technology, Inc.
866,693
0 .2
4,340
(1)
Alnylam
Pharmaceuticals, Inc.
648,613
0 .2
1,106
(1)
Amedisys, Inc.
101,929
0.0
5,822  AmerisourceBergen
Corp.
1,414,688
0 .3
3,490
(1)
Apellis
Pharmaceuticals, Inc.
205,142
0.0
23,357
(1)
Avantor, Inc.
597,238
0 .1
1,901
(1)
Azenta, Inc.
114,592
0.0
17,504  Baxter International,
Inc.
748,121
0 .2
4,989
(1)
Biogen, Inc.
1,075,778
0 .3
6,478
(1)
BioMarin
Pharmaceutical, Inc.
565,789
0 .1
710
(1)
Bio-Rad Laboratories,
Inc. - Class A
245,568
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,386
Bio-Techne Corp.
$ 379,121
0 .1
3,466
Bruker Corp.
325,596
0 .1
8,541
Cardinal Health, Inc.
955,738
0 .2
6,225
(1)
Catalent, Inc.
351,401
0 .1
4,122
(1)
Certara, Inc.
73,701
0.0
1,757
(1)
Charles River
Laboratories
International, Inc.
476,059
0 .1
507
Chemed Corp.
325,458
0 .1
6,728
Cooper Cos., Inc.
682,623
0 .2
1,864
(1)
DaVita, Inc.
257,325
0 .1
7,298  DENTSPLY SIRONA,
Inc.
242,221
0 .1
13,394
(1)
Dexcom, Inc.
1,857,748
0 .5
3,903
(1)
Doximity, Inc. - Class A
105,030
0.0
16,917
(1)
Elanco Animal Health,
Inc.
275,409
0 .1
3,408  Encompass Health
Corp.
281,433
0 .1
1,810
(1)
Enovis Corp.
113,034
0.0
5,652
(1)
Envista Holdings Corp.
120,840
0.0
6,181
(1)
Exact Sciences Corp.
426,860
0 .1
10,628
(1)
Exelixis, Inc.
252,202
0 .1
3,055
(1)
Fortrea Holdings, Inc.
122,628
0.0
4,091
(1)
Globus Medical, Inc.
- Class A
219,441
0 .1
4,511
(1)
Henry Schein, Inc.
340,671
0 .1
8,008
(1)
Hologic, Inc.
624,304
0 .2
2,821
(1)
ICON PLC
947,715
0 .2
698
(1)
ICU Medical, Inc.
74,909
0.0
2,852
(1)
IDEXX Laboratories,
Inc.
1,539,880
0 .4
5,475
(1)
Illumina, Inc.
751,827
0 .2
6,381
(1)
Incyte Corp.
363,526
0 .1
1,009
(1)
Inspire Medical
Systems, Inc.
216,723
0 .1
2,399
(1)
Insulet Corp.
411,189
0 .1
2,354
(1)
Integra LifeSciences
Holdings Corp.
83,449
0.0
4,915
(1)
Ionis Pharmaceuticals,
Inc.
213,065
0 .1
6,301
(1)
IQVIA Holdings, Inc.
1,593,460
0 .4
2,107
(1)
Jazz Pharmaceuticals
PLC
253,725
0 .1
2,935  Laboratory Corp. of
America Holdings
641,180
0 .2
3,792
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
32,877
0.0
1,490
(1)
Masimo Corp.
218,806
0 .1
806
(1)
Medpace Holdings,
Inc.
325,745
0 .1
741
(1)
Mettler-Toledo
International, Inc.
986,486
0 .2
2,000
(1)
Molina Healthcare, Inc.
821,660
0 .2
3,766
(1)
Natera, Inc.
344,438
0 .1
3,345
(1)
Neurocrine
Biosciences, Inc.
461,342
0 .1
3,622
(1)
Novocure Ltd.
56,612
0.0
8,818
Organon & Co.
165,778
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,255
(1)
Penumbra, Inc.
$ 280,091
0 .1
4,657
Perrigo Co. PLC
149,909
0.0
4,093
Premier, Inc. - Class A
90,455
0.0
7,721
QIAGEN N.V.
331,926
0 .1
3,877
Quest Diagnostics, Inc.
516,067
0 .1
1,844
(1)
QuidelOrtho Corp.
88,401
0.0
5,277
(1)
R1 RCM, Inc.
67,968
0.0
1,922
(1)
Repligen Corp.
353,494
0 .1
5,027
ResMed, Inc.
995,497
0 .2
4,293
Revvity, Inc.
450,765
0 .1
12,585
(1)
Roivant Sciences Ltd.
132,646
0.0
12,854  Royalty Pharma PLC
- Class A
390,376
0 .1
3,096
(1)
Sarepta Therapeutics,
Inc.
400,808
0 .1
1,255
(1)
Shockwave Medical,
Inc.
408,666
0 .1
4,274
(1)
Sotera Health Co.
51,331
0.0
3,434
STERIS PLC
772,032
0 .2
2,224
(1)
Tandem Diabetes
Care, Inc.
78,752
0.0
5,694
(1)
Teladoc Health, Inc.
85,979
0.0
1,626
Teleflex, Inc.
367,752
0 .1
3,493
(1)
Tenet Healthcare Corp.
367,149
0 .1
2,714
(1)
Ultragenyx
Pharmaceutical, Inc.
126,717
0.0
1,562
(1)
United Therapeutics
Corp.
358,823
0 .1
2,038  Universal Health
Services, Inc. - Class B
371,853
0 .1
5,015
(1)
Veeva Systems, Inc.
- Class A
1,161,925
0 .3
41,413
Viatris, Inc.
494,471
0 .1
2,027
(1)
Waters Corp.
697,754
0 .2
2,562  West Pharmaceutical
Services, Inc.
1,013,809
0 .3
7,271  Zimmer Biomet
Holdings, Inc.
959,627
0 .2
39,360,226
9 .8
Industrials : 19 .7%
4,189
A.O. Smith Corp.
374,748
0 .1
1,078
Acuity Brands, Inc.
289,691
0 .1
2,318  Advanced Drainage
Systems, Inc.
399,252
0 .1
4,699
AECOM
460,878
0 .1
2,160
AGCO Corp.
265,723
0 .1
3,571
Air Lease Corp.
183,692
0.0
4,327
(1)
Alaska Air Group, Inc.
186,018
0.0
3,037
Allegion PLC
409,114
0 .1
3,082  Allison Transmission
Holdings, Inc.
250,135
0 .1
3,463
AMERCO
230,913
0 .1
22,483
(1)
American Airlines
Group, Inc.
345,114
0 .1
7,964
AMETEK, Inc.
1,456,616
0 .4
1,514  Armstrong World
Industries, Inc.
188,069
0.0
644  Avis Budget Group,
Inc.
78,864
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,437
(1)
Axon Enterprise, Inc.
$ 762,489
0 .2
4,970
(1)
AZEK Co., Inc.
249,593
0 .1
4,437  Booz Allen Hamilton
Holding Corp.
658,628
0 .2
4,200
(1)
Builders FirstSource,
Inc.
875,910
0 .2
3,160  BWX Technologies,
Inc.
324,279
0 .1
762
(1)
CACI International, Inc.
- Class A
288,668
0 .1
1,675
Carlisle Cos., Inc.
656,349
0 .2
28,852
Carrier Global Corp.
1,677,167
0 .4
5,172
(1)
Ceridian HCM Holding,
Inc.
342,438
0 .1
3,979  CH Robinson
Worldwide, Inc.
302,961
0 .1
12,331
(1)(2)
ChargePoint Holdings,
Inc.
23,429
0.0
3,001
Cintas Corp.
2,061,777
0 .5
16,246
(1)
Clarivate PLC
120,708
0.0
1,751
(1)
Clean Harbors, Inc.
352,494
0 .1
33,834
CNH Industrial NV
438,489
0 .1
29,712
(1)
Copart, Inc.
1,720,919
0 .4
6,006
(1)
Core & Main, Inc.
- Class A
343,843
0 .1
13,999
(1)
CoStar Group, Inc.
1,352,303
0 .3
1,656
Crane Co.
223,775
0 .1
1,660
Crane Holdings Co.
102,754
0.0
4,717
Cummins, Inc.
1,389,864
0 .3
1,317
Curtiss-Wright Corp.
337,073
0 .1
22,220
Delta Air Lines, Inc.
1,063,671
0 .3
4,190
Donaldson Co., Inc.
312,909
0 .1
4,830
Dover Corp.
855,828
0 .2
2,145
(1)
Driven Brands
Holdings, Inc.
33,870
0.0
9,403  Dun & Bradstreet
Holdings, Inc.
94,406
0.0
1,606
EMCOR Group, Inc.
562,421
0 .1
4,219
Equifax, Inc.
1,128,667
0 .3
1,947
Esab Corp.
215,280
0 .1
5,011  Expeditors
International of
Washington, Inc.
609,187
0 .2
19,773
Fastenal Co.
1,525,289
0 .4
7,072
Ferguson PLC
1,544,737
0 .4
4,515
Flowserve Corp.
206,245
0 .1
12,245
Fortive Corp.
1,053,315
0 .3
4,375  Fortune Brands
Innovations, Inc.
370,431
0 .1
1,149
(1)
FTI Consulting, Inc.
241,623
0 .1
5,705
(1)
Gates Industrial Corp.
PLC
101,036
0.0
2,100
(1)
Generac Holdings, Inc.
264,894
0 .1
6,112
Genpact Ltd.
201,390
0 .1
5,784
Graco, Inc.
540,573
0 .1
4,039
(1)
GXO Logistics, Inc.
217,137
0 .1
4,582
(1)
Hayward Holdings, Inc.
70,150
0.0
1,558
HEICO Corp.
297,578
0 .1
2,807
HEICO Corp. - Class A
432,110
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,534
(1)
Hertz Global Holdings,
Inc.
$ 35,501
0.0
2,909
Hexcel Corp.
211,921
0 .1
13,131  Howmet Aerospace,
Inc.
898,554
0 .2
1,855
Hubbell, Inc.
769,918
0 .2
1,357  Huntington Ingalls
Industries, Inc.
395,525
0 .1
2,617
IDEX Corp.
638,600
0 .2
14,014
Ingersoll Rand, Inc.
1,330,629
0 .3
2,860
ITT, Inc.
389,046
0 .1
4,356
Jacobs Solutions, Inc.
669,648
0 .2
2,849  JB Hunt Transport
Services, Inc.
567,663
0 .1
4,622
KBR, Inc.
294,237
0 .1
2,035
(1)
Kirby Corp.
193,976
0.0
5,392  Knight-Swift
Transportation
Holdings, Inc.
296,668
0 .1
1,234
Landstar System, Inc.
237,866
0 .1
4,725
Leidos Holdings, Inc.
619,400
0 .2
1,106  Lennox International,
Inc.
540,569
0 .1
1,932  Lincoln Electric
Holdings, Inc.
493,510
0 .1
12,090
(1)
Lyft, Inc. - Class A
233,942
0 .1
1,698
ManpowerGroup, Inc.
131,833
0.0
7,784
Masco Corp.
614,002
0 .2
2,146
(1)
MasTec, Inc.
200,115
0.0
6,975  MDU Resources
Group, Inc.
175,770
0.0
1,853
(1)
Mercury Systems, Inc.
54,664
0.0
1,841
(1)
Middleby Corp.
296,014
0 .1
1,272
MSA Safety, Inc.
246,246
0 .1
1,620  MSC Industrial Direct
Co., Inc. - Class A
157,205
0.0
1,980
Nordson Corp.
543,589
0 .1
5,693
nVent Electric PLC
429,252
0 .1
6,832  Old Dominion Freight
Line, Inc.
1,498,326
0 .4
2,250
Oshkosh Corp.
280,597
0 .1
14,316
Otis Worldwide Corp.
1,421,149
0 .4
3,065
Owens Corning
511,242
0 .1
17,756
PACCAR, Inc.
2,199,791
0 .5
4,426
Parker-Hannifin Corp.
2,459,927
0 .6
2,222
(1)
Paycor HCM, Inc.
43,196
0.0
5,679
Pentair PLC
485,214
0 .1
18,150
(1)(2)
Plug Power, Inc.
62,436
0.0
4,977
Quanta Services, Inc.
1,293,025
0 .3
6,287
RB Global, Inc.
478,881
0 .1
976
(1)
RBC Bearings, Inc.
263,862
0 .1
2,289
Regal Rexnord Corp.
412,249
0 .1
7,153
Republic Services, Inc.
1,369,370
0 .3
3,566  Robert Half
International, Inc.
282,712
0 .1
3,979  Rockwell Automation,
Inc.
1,159,202
0 .3
8,836
Rollins, Inc.
408,842
0 .1
1,510
Ryder System, Inc.
181,487
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
919
(1)
Saia, Inc.
$ 537,615
0 .1
1,890  Schneider National,
Inc. - Class B
42,790
0.0
1,819  Science Applications
International Corp.
237,179
0 .1
5,207  Sensata Technologies
Holding PLC
191,305
0.0
1,534
(1)
SiteOne Landscape
Supply, Inc.
267,760
0 .1
1,802
Snap-on, Inc.
533,788
0 .1
20,581
Southwest Airlines Co.
600,759
0 .1
3,986
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
143,775
0.0
7,523  SS&C Technologies
Holdings, Inc.
484,256
0 .1
5,300  Stanley Black &
Decker, Inc.
519,029
0 .1
3,179
(1)
Stericycle, Inc.
167,692
0.0
7,384
(1)(2)
Sunrun, Inc.
97,321
0.0
1,834
Tetra Tech, Inc.
338,758
0 .1
6,775
Textron, Inc.
649,926
0 .2
2,111
Timken Co.
184,565
0.0
3,603
Toro Co.
330,143
0 .1
7,886  Trane Technologies
PLC
2,367,377
0 .6
1,835
TransDigm Group, Inc.
2,259,986
0 .6
6,685
TransUnion
533,463
0 .1
3,759
(1)
Trex Co., Inc.
374,960
0 .1
263
(1)
U-Haul Holding Co.
17,763
0.0
11,309
(1)
United Airlines
Holdings, Inc.
541,475
0 .1
2,343
United Rentals, Inc.
1,689,561
0 .4
716
Valmont Industries, Inc.
163,448
0.0
4,941
Verisk Analytics, Inc.
1,164,742
0 .3
11,881  Vertiv Holdings Co.
- Class A
970,321
0 .2
4,042
Vestis Corp.
77,889
0.0
1,164
Watsco, Inc.
502,813
0 .1
1,527  WESCO International,
Inc.
261,545
0 .1
6,173  Westinghouse Air
Brake Technologies
Corp.
899,283
0 .2
6,447
(1)
WillScot Mobile Mini
Holdings Corp.
299,785
0 .1
2,066
Woodward, Inc.
318,412
0 .1
1,529
WW Grainger, Inc.
1,555,452
0 .4
3,942
(1)
XPO, Inc.
481,042
0 .1
8,211
Xylem, Inc.
1,061,190
0 .3
79,012,023
19 .7
Information Technology : 13 .8%
5,171
(1)
Akamai Technologies,
Inc.
562,398
0 .1
2,588
(1)
Allegro MicroSystems,
Inc.
69,772
0.0
3,684
Amdocs Ltd.
332,923
0 .1
300
Amdocs Ltd.
27,111
0.0
20,193  Amphenol Corp.
- Class A
2,329,263
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,005
(1)
ANSYS, Inc.
$ 1,043,216
0 .3
6,952
(1)
AppLovin Corp. - Class
A
481,217
0 .1
1,865
(1)
Arrow Electronics, Inc.
241,443
0 .1
948
(1)
Aspen Technology, Inc.
202,189
0 .1
3,136
Avnet, Inc.
155,483
0.0
6,732  Bentley Systems, Inc.
- Class B
351,545
0 .1
3,541
(1)
BILL Holdings, Inc.
243,338
0 .1
4,058  Broadridge Financial
Solutions, Inc.
831,322
0 .2
11,720
(1)
CCC Intelligent
Solutions Holdings,
Inc.
140,171
0.0
4,680
CDW Corp.
1,197,050
0 .3
4,984
(1)
Ciena Corp.
246,459
0 .1
1,863
(1)
Cirrus Logic, Inc.
172,439
0.0
10,177
(1)
Cloudflare, Inc. - Class
A
985,439
0 .3
5,963
Cognex Corp.
252,950
0 .1
17,382  Cognizant Technology
Solutions Corp. - Class
A
1,273,927
0 .3
4,484
(1)
Coherent Corp.
271,820
0 .1
1,515
Concentrix Corp.
100,323
0.0
6,630
(1)
Confluent, Inc. - Class
A
202,348
0 .1
26,337
Corning, Inc.
868,068
0 .2
7,392
(1)
Crowdstrike Holdings,
Inc. - Class A
2,369,801
0 .6
9,644
(1)
Datadog, Inc. - Class A
1,191,998
0 .3
7,002
(1)
DocuSign, Inc.
416,969
0 .1
2,042  Dolby Laboratories,
Inc. - Class A
171,058
0.0
4,868
(1)
DoubleVerify Holdings,
Inc.
171,159
0.0
8,913
(1)
Dropbox, Inc. - Class A
216,586
0 .1
6,686
(1)
DXC Technology Co.
141,810
0.0
8,938
(1)
Dynatrace, Inc.
415,081
0 .1
2,779
(1)
Elastic NV
278,567
0 .1
4,607
(1)
Enphase Energy, Inc.
557,355
0 .1
5,169
Entegris, Inc.
726,451
0 .2
1,925
(1)
EPAM Systems, Inc.
531,608
0 .1
1,513
(1)
Euronet Worldwide,
Inc.
166,324
0.0
2,046
(1)
F5, Inc.
387,901
0 .1
839
(1)
Fair Isaac Corp.
1,048,423
0 .3
3,684
(1)
First Solar, Inc.
621,859
0 .2
2,500
(1)
Five9, Inc.
155,275
0.0
2,617
(1)
Gartner, Inc.
1,247,445
0 .3
19,176
Gen Digital, Inc.
429,542
0 .1
3,146
(1)
Gitlab, Inc. - Class A
183,475
0 .1
2,708
(1)
GLOBALFOUNDRIES,
Inc.
141,114
0.0
1,427
(1)
Globant SA
288,111
0 .1
4,875
(1)
GoDaddy, Inc. - Class
A
578,565
0 .1
2,823
(1)
Guidewire Software,
Inc.
329,472
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,357
(1)
HashiCorp, Inc. - Class
A
$ 90,471
0.0
44,926  Hewlett Packard
Enterprise Co.
796,538
0 .2
29,920
HP, Inc.
904,182
0 .2
1,605
(1)
HubSpot, Inc.
1,005,629
0 .3
1,501
(1)
Informatica, Inc.
- Class A
52,535
0.0
1,035
(1)
IPG Photonics Corp.
93,864
0.0
4,317
Jabil, Inc.
578,262
0 .1
2,517  Jack Henry &
Associates, Inc.
437,278
0 .1
11,017
Juniper Networks, Inc.
408,290
0 .1
6,037
(1)
Keysight Technologies,
Inc.
944,066
0 .2
7,839
(1)
Kyndryl Holdings, Inc.
170,577
0.0
4,715
(1)
Lattice Semiconductor
Corp.
368,854
0 .1
835
Littelfuse, Inc.
202,362
0 .1
2,307
(1)
Lumentum Holdings,
Inc.
109,236
0.0
2,133
(1)
Manhattan Associates,
Inc.
533,741
0 .1
29,596  Marvell Technology,
Inc.
2,097,764
0 .5
18,397  Microchip Technology,
Inc.
1,650,395
0 .4
2,291
MKS Instruments, Inc.
304,703
0 .1
2,344
(1)
MongoDB, Inc.
840,652
0 .2
1,591  Monolithic Power
Systems, Inc.
1,077,775
0 .3
2,441
(1)
nCino, Inc.
91,245
0.0
2,202
(1)
NCR Atleos Corp.
43,490
0.0
4,465
(1)
NCR Corp.
56,393
0.0
7,131
NetApp, Inc.
748,541
0 .2
8,410
(1)
Nutanix, Inc. - Class A
519,065
0 .1
5,292
(1)
Okta, Inc.
553,649
0 .1
14,931
(1)
ON Semiconductor
Corp.
1,098,175
0 .3
66,671
(1)
Palantir Technologies,
Inc. - Class A
1,534,100
0 .4
11,159
Paychex, Inc.
1,370,325
0 .3
1,788
Paycom Software, Inc.
355,830
0 .1
1,450
(1)
Paylocity Holding
Corp.
249,197
0 .1
1,447
Pegasystems, Inc.
93,534
0.0
2,748
(1)
Procore Technologies,
Inc.
225,803
0 .1
3,966
(1)
PTC, Inc.
749,336
0 .2
9,985
(1)
Pure Storage, Inc.
- Class A
519,120
0 .1
3,388
(1)
Qorvo, Inc.
389,044
0 .1
2,945
(1)
RingCentral, Inc.
- Class A
102,309
0.0
8,306
(1)
SentinelOne, Inc.
- Class A
193,613
0 .1
5,505  Skyworks Solutions,
Inc.
596,302
0 .2
4,417
(1)
Smartsheet, Inc.
- Class A
170,055
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,006
TD SYNNEX Corp.
$ 226,879
0 .1
1,613
(1)
Teledyne Technologies,
Inc.
692,493
0 .2
3,427
(1)
Teradata Corp.
132,522
0.0
5,335
Teradyne, Inc.
601,948
0 .2
8,530
(1)
Trimble, Inc.
548,991
0 .1
5,860
(1)
Twilio, Inc. - Class A
358,339
0 .1
1,441
(1)
Tyler Technologies,
Inc.
612,439
0 .2
141
Ubiquiti, Inc.
16,335
0.0
13,140
(1)
UiPath, Inc. - Class A
297,884
0 .1
10,055
(1)
Unity Software, Inc.
268,469
0 .1
1,613  Universal Display
Corp.
271,710
0 .1
3,074
(1)
VeriSign, Inc.
582,554
0 .1
4,034
(1)
Viasat, Inc.
72,975
0.0
5,372
Vontier Corp.
243,674
0 .1
11,227
(1)
Western Digital Corp.
766,131
0 .2
12,573
Western Union Co.
175,771
0.0
4,281
(1)
Wolfspeed, Inc.
126,290
0.0
1,772
(1)
Zebra Technologies
Corp. - Class A
534,152
0 .1
8,926
(1)
Zoom Video
Communications, Inc.
- Class A
583,493
0 .1
3,064
(1)
Zscaler, Inc.
590,218
0 .2
55,377,730
13 .8
Materials : 5 .7%
4,054
Albemarle Corp.
534,074
0 .1
6,137
Alcoa Corp.
207,369
0 .1
49,874
Amcor PLC
474,302
0 .1
2,264
AptarGroup, Inc.
325,767
0 .1
4,917  Ardagh Metal
Packaging SA
16,865
0.0
1,727
Ashland, Inc.
168,158
0.0
2,795
Avery Dennison Corp.
623,984
0 .2
7,638
(1)
Axalta Coating
Systems Ltd.
262,671
0 .1
10,666
Ball Corp.
718,462
0 .2
4,013  Berry Global Group,
Inc.
242,706
0 .1
3,421
Celanese Corp.
587,933
0 .1
6,664  CF Industries
Holdings, Inc.
554,511
0 .1
5,131
Chemours Co.
134,740
0.0
17,240
(1)
Cleveland-Cliffs, Inc.
392,038
0 .1
24,431
Corteva, Inc.
1,408,936
0 .4
3,663
Crown Holdings, Inc.
290,329
0 .1
14,896  DuPont de Nemours,
Inc.
1,142,076
0 .3
1,193
Eagle Materials, Inc.
324,198
0 .1
4,104
Eastman Chemical Co.
411,303
0 .1
7,704
Element Solutions, Inc.
192,446
0 .1
4,312
FMC Corp.
274,674
0 .1
54,446
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
63,157
0.0
10,538  Graphic Packaging
Holding Co.
307,499
0 .1
5,838
Huntsman Corp.
151,963
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
8,841  International Flavors &
Fragrances, Inc.
$ 760,238
0 .2
11,988
International Paper Co.
467,772
0 .1
2,218
Louisiana-Pacific Corp.
186,112
0.0
8,958  LyondellBasell
Industries NV - Class A
916,224
0 .2
2,138  Martin Marietta
Materials, Inc.
1,312,604
0 .3
11,274
Mosaic Co.
365,954
0 .1
3,590
(1)(2)
MP Materials Corp.
51,337
0.0
215
NewMarket Corp.
136,443
0.0
8,507
Nucor Corp.
1,683,535
0 .4
4,155
Olin Corp.
244,314
0 .1
3,063  Packaging Corp. of
America
581,296
0 .1
8,128
PPG Industries, Inc.
1,177,747
0 .3
1,977  Reliance Steel &
Aluminum Co.
660,674
0 .2
2,263
Royal Gold, Inc.
275,656
0 .1
4,402
RPM International, Inc.
523,618
0 .1
1,447
Scotts Miracle-Gro Co.
107,932
0.0
4,963
Sealed Air Corp.
184,624
0.0
2,792
Silgan Holdings, Inc.
135,580
0.0
3,375
Sonoco Products Co.
195,210
0 .1
7,023
SSR Mining, Inc.
31,323
0.0
5,276
Steel Dynamics, Inc.
782,061
0 .2
7,665  United States Steel
Corp.
312,579
0 .1
4,490
(1)
Valvoline, Inc.
200,119
0 .1
4,587
Vulcan Materials Co.
1,251,884
0 .3
1,117
Westlake Corp.
170,678
0.0
8,793
Westrock Co.
434,814
0 .1
22,960,489
5 .7
Real Estate : 7 .0%
3,422
Agree Realty Corp.
195,465
0 .1
6,006  Alexandria Real Estate
Equities, Inc.
774,233
0 .2
11,526  American Homes 4
Rent - Class A
423,926
0 .1
9,811  Americold Realty Trust,
Inc.
244,490
0 .1
5,136  Apartment Income
REIT Corp.
166,766
0.0
4,907  AvalonBay
Communities, Inc.
910,543
0 .2
5,429
Boston Properties, Inc.
354,568
0 .1
10,334  Brixmor Property
Group, Inc.
242,332
0 .1
3,592
Camden Property Trust
353,453
0 .1
10,518
(1)
CBRE Group, Inc.
- Class A
1,022,770
0 .3
5,223  Cousins Properties,
Inc.
125,561
0.0
7,742
CubeSmart
350,093
0 .1
10,460  Digital Realty Trust,
Inc.
1,506,658
0 .4
1,580  EastGroup Properties,
Inc.
284,037
0 .1
2,562
EPR Properties
108,757
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
6,150  Equity LifeStyle
Properties, Inc.
$ 396,060
0 .1
12,916
Equity Residential
815,129
0 .2
2,210  Essex Property Trust,
Inc.
541,030
0 .1
7,241  Extra Space Storage,
Inc.
1,064,427
0 .3
2,791  Federal Realty
Investment Trust
285,017
0 .1
4,556  First Industrial Realty
Trust, Inc.
239,372
0 .1
8,855  Gaming and Leisure
Properties, Inc.
407,950
0 .1
13,113  Healthcare Realty
Trust, Inc.
185,549
0.0
24,448  Healthpeak Properties,
Inc.
458,400
0 .1
3,591  Highwoods Properties,
Inc.
94,012
0.0
24,198  Host Hotels & Resorts,
Inc.
500,415
0 .1
1,162
(1)
Howard Hughes
Holdings, Inc.
84,384
0.0
21,162
Invitation Homes, Inc.
753,579
0 .2
10,026
Iron Mountain, Inc.
804,185
0 .2
1,640
(1)
Jones Lang LaSalle,
Inc.
319,948
0 .1
4,026
Kilroy Realty Corp.
146,667
0.0
22,712
Kimco Realty Corp.
445,382
0 .1
3,008  Lamar Advertising Co.
- Class A
359,185
0 .1
20,490
(2)
Medical Properties
Trust, Inc.
96,303
0.0
4,020  Mid-America
Apartment
Communities, Inc.
528,952
0 .1
6,263  National Retail
Properties, Inc.
267,681
0 .1
2,599  National Storage
Affiliates Trust
101,777
0.0
494  NET Lease Office
Properties
11,757
0.0
8,451  Omega Healthcare
Investors, Inc.
267,643
0 .1
7,371  Park Hotels & Resorts,
Inc.
128,919
0.0
5,067
Rayonier, Inc.
168,427
0.0
28,803
Realty Income Corp.
1,558,242
0 .4
6,254  Regency Centers
Corp.
378,742
0 .1
7,285  Rexford Industrial
Realty, Inc.
366,436
0 .1
3,718  SBA Communications
Corp.
805,691
0 .2
11,237  Simon Property Group,
Inc.
1,758,478
0 .4
6,276
STAG Industrial, Inc.
241,249
0 .1
4,254
Sun Communities, Inc.
546,979
0 .1
11,358
UDR, Inc.
424,903
0 .1
13,833
Ventas, Inc.
602,289
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
35,812
VICI Properties, Inc.
$ 1,066,840
0 .3
6,101
Vornado Realty Trust
175,526
0.0
19,191
Welltower, Inc.
1,793,207
0 .5
25,359
Weyerhaeuser Co.
910,642
0 .2
7,503
WP Carey, Inc.
423,469
0 .1
1,908
(1)
Zillow Group, Inc.
- Class A
91,317
0.0
5,346
(1)
Zillow Group, Inc.
- Class C
260,778
0 .1
27,940,590
7 .0
Utilities : 5 .0%
23,123
AES Corp.
414,595
0 .1
8,830
Alliant Energy Corp.
445,032
0 .1
9,068
Ameren Corp.
670,669
0 .2
6,747  American Water Works
Co., Inc.
824,551
0 .2
5,215
Atmos Energy Corp.
619,907
0 .2
2,452
Avangrid, Inc.
89,351
0.0
4,599  Brookfield Renewable
Corp. - Class A
112,997
0.0
21,852  CenterPoint Energy,
Inc.
622,564
0 .2
1,196  Clearway Energy, Inc.
- Class A
25,726
0.0
2,827  Clearway Energy, Inc.
- Class C
65,162
0.0
10,070
CMS Energy Corp.
607,624
0 .1
12,016  Consolidated Edison,
Inc.
1,091,173
0 .3
11,140  Constellation Energy
Corp.
2,059,229
0 .5
7,134
DTE Energy Co.
800,007
0 .2
13,089
Edison International
925,785
0 .2
7,329
Entergy Corp.
774,529
0 .2
8,683
Essential Utilities, Inc.
321,705
0 .1
7,709
Evergy, Inc.
411,506
0 .1
12,070
Eversource Energy
721,424
0 .2
18,857
FirstEnergy Corp.
728,257
0 .2
3,783  Hawaiian Electric
Industries, Inc.
42,634
0.0
1,743
IDACORP, Inc.
161,907
0.0
3,066
National Fuel Gas Co.
164,706
0.0
14,311
NiSource, Inc.
395,842
0 .1
7,765
NRG Energy, Inc.
525,613
0 .1
6,902
OGE Energy Corp.
236,739
0 .1
70,549
PG&E Corp.
1,182,401
0 .3
3,909  Pinnacle West Capital
Corp.
292,120
0 .1
25,557
PPL Corp.
703,584
0 .2
17,221  Public Service
Enterprise Group, Inc.
1,150,018
0 .3
7,212
UGI Corp.
176,983
0.0
12,233
Vistra Corp.
852,029
0 .2
10,927  WEC Energy Group,
Inc.
897,325
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
19,081
Xcel Energy, Inc.
$ 1,025,604
0 .3
20,139,298
5 .0
Total Common Stock
(Cost $341,919,338)
396,129,687
98 .7
EXCHANGE-TRADED FUNDS : 0 .9%
41,349  iShares Russell Mid-
Cap ETF
3,477,038
0 .9
Total Exchange-Traded
Funds
(Cost $3,150,194)
3,477,038
0 .9
Total Long-Term
Investments
(Cost $345,069,532)
399,606,725
99 .6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .6%
Repurchase Agreements : 0 .4%
1,000,000
(4)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,000,583,
collateralized
by various U.S.
Government
Securities, 0.625%-
4.000%, Market Value
plus accrued interest
$1,020,000, due
02/15/25-02/15/48)
1,000,000
0 .3
478,135
(4)
JPMorgan Securities
LLC, Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $478,414,
collateralized
by various U.S.
Government
Securities, 0.250%-
5.000%, Market
Value plus accrued
interest $487,698, due
07/31/24-06/30/28)
478,135
0 .1
Total Repurchase
Agreements
(Cost $1,478,135)
1,478,135
0 .4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0 .2%
133,000
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
$ 133,000
0.0
623,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
623,000
0 .2
Total Mutual Funds
(Cost $756,000)
756,000
0 .2
Total Short-Term
Investments
(Cost $2,234,135)
2,234,135
0 .6
Total Investments in
Securities
(Cost $347,303,667) $ 401,840,860 100 .2
Liabilities in Excess
of Other Assets (717,959) (0.2)
Net Assets $ 401,122,901 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series MC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 396,129,687 $ — $ — $ 396,129,687
Exchange-Traded Funds 3,477,038 — — 3,477,038
Short-Term Investments 756,000 1,478,135 — 2,234,135
Total Investments, at fair value $ 400,362,725 $ 1,478,135 $ — $ 401,840,860
Other Financial Instruments+
Futures 37,222 — — 37,222
Total Assets $ 400,399,947 $ 1,478,135 $ — $ 401,878,082
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 246,751 $ — $ — $ 3,246 $ 249,997 $ 1,353 $ — $ —
$ 246,751 $ — $ — $ 3,246 $ 249,997 $ 1,353 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 4 06/21/24 $ 1,230,960 $ 37,222
$ 1,230,960 $ 37,222
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 75,732,648
Gross Unrealized Depreciation (21,195,455)
Net Unrealized Appreciation $ 54,537,193